LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Schedule of Land Use Rights, Net

	December 31,
	2014	2013
Altira Macau — Medium-term lease (“Taipa Land”)	$146,475	$146,434
City of Dreams — Medium-term lease (“Cotai Land”)	399,578	399,578
Studio City — Medium-term lease (“Studio City Land”)	653,564	653,564

	1,199,617	1,199,576
Less: accumulated amortization	(312,429)	(247,958)

Land use rights, net	$887,188	$951,618